Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends per common share attributable to SLM Corporation	$ 0.50	$ 0.30
Series A Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 3.49	$ 3.49	$ 3.49
Series B Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 2.22	$ 1.59	$ 1.05
Series C Preferred Stock [Member]
Preferred stock, Dividends per preferred share			$ 72.50